OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT LIABILITIES
Schedule of Other Current Liabilities

	At December 31,
	2020	2021
Payables for purchase of property, plant and equipment	$8,958,993	$5,533,545
Interest payable	411,087	—
Other tax payables	465,393	150,828
Accrued EPC warranty liabilities	196,322	198,629
Joint settlement payable(1)	7,500,000	—
Other (2)	2,296,838	2,560,961
	$19,828,633	$8,443,963
(1)	Joint settlement payable represents the Company portion of a Settlement Sum payable by Renesola Zhejiang Ltd (“Zhejiang Yuhui Solar Energy Source Co., Ltd”), a former subsidiary of the Related Party, ReneSola Singapore, to OCI Company Ltd. The payable has been settled during 2021.
(2)	Other as of December 31, 2021 mainly includes the payables for claims, audit fees and other professional service fees.